SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 7,136,144	$ 7,899,986
Other payables	1,326	88,999
Accruals	1,239,101	186,993
Bonus accrual	264,618	191,588
Trade and other payables	$ 8,641,189	$ 8,367,566